Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2018
Disclosure of voluntary change in accounting policy [abstract]
Disclosure of basis of preparation of financial statements [Policy Text Block]
Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared under the historical cost convention except for the following:

-	derivative financial instruments are measured at fair value
-	financial instruments at fair value through profit or loss
-	investments are measured at fair value
-	biological assets are measured at fair value less point-of-sale costs
-	assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4. Actual results could differ from those estimates and such differences could affect the results of operations reported in future periods.

During the year to June 30, 2018, the Group modified the classification of the release of the earn-out payment liability in respect of the Agrocentro Uruguay earn-out (see Note 23), to reflect more appropriately the way in which the economic benefits are measured from this equity investment. As a result a gain of $3.7 million is now classified in “Equity in earnings/ (losses) of investees” rather than included within “non-operating income” (2017: $1.7 million ). In addition, restructuring costs of $2.1 million were reclassified from “non-operating income” to Selling, General and Administrative expense in the year to June 30, 2017. As a result, a net cost of $0.4 million has been reclassified from non-operating to operating in the 2017 Statements of Profit or Loss.

A number of new standards and interpretations are not yet effective for the year ended June 30, 2018 and have not been applied in preparing these consolidated financial statements. The Company’s assessment of these new standards has commenced and is focused on the financial impact on PGW which comprises 98.7% of the Group’s revenues for the year ended June 30, 2018. The work undertaken to date has been limited to a high level consideration of the impact of the new standards. Additional work will need to be undertaken to determine both the financial impacts of the new standards at both PGW and within the Company as a whole  and the method of transition to the new standards.

-	IFRS 9 (2014)
Financial Instruments
has been issued. The final component of IFRS 9 (2014) introduces a new expected credit loss model for calculating impairment. IFRS 9 (2014) is effective for the Company’s annual period beginning on July 1, 2018. The Company early adopted IFRS 9 (2009) and IFRS 9 (2013) in prior years relating to the recognition, derecognition and classification of financial instruments and hedge accounting respectively.

-
IFRS 15

Revenue from Contracts with Customers

has been issued. This standard introduced a new revenue recognition model for contracts with customers. The standard is effective for the Company’s annual period beginning on July 1, 2018. Based on its initial review, the Company has identified the following areas that require further analysis:

Retail and Water – contract profit recognition and bundled service contracts
Retail and Water and Seed and Grain – the classification of rebates
Seed and Grain and Agency – revenue recognition timing for shipped goods

-
IFRS 16

Leases

has been issued. This standard eliminates the classification of leases as either operating leases or finance leases. The standard uses a single lessee model which requires a lessee to recognize on the Statement of Financial Position assets and liabilities for all leases with a term of more than 12 months. The standard is effective for the Company’s annual period beginning on July 1, 2019.

Disclosure of basis of consolidation [Policy Text Block]
(a) Basis of Consolidation

Subsidiaries

Subsidiaries are all entities (including consolidated structured entities) over which the Group has control. Control exists when the Group has the power over the entity, exposure, or rights to variable returns from involvement in the entity, and the ability to use power over the entity to affect returns through its power over the entity. In assessing control, potential voting rights that presently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Business Combinations

The Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

The excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interests recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the profit or loss.

Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in a loss of control are accounted for as equity transactions - that is, as transactions with the owners of the subsidiary in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying amount of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Associates and jointly controlled entities

Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies. Jointly controlled entities are those entities over whose activities the Group has joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions. Associates and jointly controlled entities are accounted for using the equity method. The consolidated financial statements include the Group’s share of the income and expenses of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence starts. Where the Group’s share of losses exceeds its interest in an equity accounted investees, the carrying amount of that interest (including any long-term investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.

Transactions Eliminated on Consolidation

Intra-group balances, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Description of accounting policy for segment reporting [Policy Text Block]
(b) Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-makers, who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. Management has determined that the chief operating decision-makers (“CODM”) of the Group is the Company’s board of directors and senior management team at corporate level.

The Group has four primary operating segments: Agency, Retail and Water and Seed and Grain (NZ) and Other which are the Group's strategic divisions. Agency, Retail and Water operate within New Zealand. Seed and Grain primarily operates within New Zealand with additional operations in Australia and South America through the operations of PGW subsidiary.

The CODM uses operating profit as the measure of segment profit or loss. Segment operating profit is determined in the same manner as the amount presented in the consolidated statements of profit or loss. Segment operating profit excludes certain corporate items not allocated to the segments. The nature of those corporate items primarily relate to the costs of maintaining the group Finance (team responsible for external reporting, internal reporting to the CFO, CEO and Board and group taxation compliance), Treasury (group cash management, hedging management and banking relationship management) group governance (including internal the group legal and risk an assurance team) and management of management of groups , HR (group HR including the group Health and Safety team) and other support service functions including corporate property services. Accordingly, the nature of these costs includes employee expenses, professional service fees, directors fees and other general and administrative expenses.

The CODM uses total assets and total liabilities as the measure of segment assets and segment liabilities, respectively. Segment assets excludes certain corporate items not allocated to the segments. The nature of those corporate items are other assets held at a Corporate level including assets held for sale, bank debt, cash held at bank, net defined benefit pension liability, deferred tax assets, etc. Segment liabilities excludes certain corporate items not allocated to the segments. The nature of those corporate items are other liabilities associated with corporate activities, accrual of expense for professional service, bank facilities for Group’s working capital requirement.

Intersegment transactions are reported on an arm’s length basis.

The accounting policies used to determine the segment information are consistent with those used to prepare the consolidated financial statements.

Description of accounting policy for foreign currency translation [Policy Text Block]
(c) Foreign Currency

Foreign Currency Transactions

Transactions in foreign currencies are translated to the respective functional currencies of the Group’s entities at the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the period.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that fair value was determined. Foreign currency differences arising on retranslation are recognized in profit or loss.

Foreign Operations

The functional currency of the Company is the U. S. dollar. The functional currency of PGW is the New Zealand dollar. In addition, certain subsidiaries of PGW in Australia and South America have functional currencies of the Australian dollar and the US dollar, respectively. The functional currency of Agria China, Agria Shenzhen and the consolidated structured entities is the Renminbi (RMB). The presentation currency of the Company is US dollar. The individual financial statements of each entity are prepared in the currency of primary economic environment in which the entity operates (its functional currency).

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to U. S. dollars at the exchange rates at the reporting date. The income and expenses of foreign operations are translated to U. S. dollars at exchange rates at the date of the transactions.

Foreign currency differences are recognized in other comprehensive income and the Foreign Currency Translation Reserve (“FCTR”). When a foreign operation is disposed of, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.

Description of accounting policy for recognition of revenue [Policy Text Block]
(d) Income Recognition

Recognition of Revenue

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized.

Sales Revenue

Sales revenue comprises the sale value of transactions where the Group acts as a principal and the commission for transactions where the Group acts as an agent.

Revenue from the sale of goods is measured at the fair value of the consideration received or receivable, net of returns and allowances, trade discounts and volume rebates. Revenue is recognized when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, and there is no continuing management involvement with the goods.

Construction Contracts

The revenue from work-in-progress is recognized when it can be estimated reliably. The percentage of completion method is used to determine the appropriate amount to recognize in each year. The full amount of any anticipated loss, including that relating to work on the contract, is recognized as soon as it is foreseen. Management estimates the percentage of completion stage on construction contracts to determine the appropriate revenue to be recognized for each project. The percentage of completion is estimated based on detailed information regarding the status of each project, based on costs incurred to total estimated costs.

Interest and Similar Income and Expense

For all financial instruments measured at amortized cost, interest income or expense is recorded at the effective interest rate, which is the rate that discounts estimated future cash payments or receipts through the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or financial liability. The calculation takes into account all contractual terms of the financial instrument (for example, prepayment options) and includes any fees or incremental costs that are directly attributable to the instrument and are an integral part of the effective interest rate, but not future credit losses.

Once the recorded value of a financial asset or a group of similar financial assets has been reduced due to an impairment loss, interest income continues to be recognized using the original effective interest rate applied to the new carrying amount.

The Group recognizes interest revenue, management fees, and establishment fees on an accrual basis when the services are rendered using the effective interest rate method.

Fee Income from Providin
g Transaction Services

Fees arising from negotiating or participating in the negotiation of a transaction for a third party are recognized on completion of the underlying transactions. Fees or components of the fees that are linked to certain performance are recognized after fulfilling the corresponding criteria.

Description of accounting policy for income tax [Policy Text Block]
(e) Income Tax

Income tax expense comprises current and deferred taxation and is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income or equity, in which case it is recognized directly in other comprehensive income or equity. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable with respect to previous periods.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

-	the initial recognition of goodwill
-	differences relating to subsidiaries, associates and jointly controlled entities to the extent that they will probably not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantially enacted at the reporting date.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be recognized.

Description of accounting policy for earnings per share [Policy Text Block]
(f) Earnings per Share

The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to shareholders by the weighted average number of shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to shareholders and the number of shares outstanding to include the effects of all potential dilutive shares.

Description of accounting policy for financial instruments [Policy Text Block]
(g) Financial Instruments

(i) Non-derivative Financial Assets

Non-derivative financial assets are comprised of investments, finance receivables, trade and other receivables, and cash and cash equivalents. Financial assets are classified at either amortized cost or fair value depending on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

The Group initially recognizes financial assets on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Financial assets are initially measured at fair value. If the financial asset is not subsequently measured at fair value through profit and loss, the initial investment includes transaction costs that are directly attributable to the asset’s acquisition or origination. The Group subsequently measures financial assets at either fair value or amortized cost.

Financial assets measured at amortized cost

A financial asset is subsequently measured at amortized cost using the effective interest method and net of any impairment loss, if:

-	the asset is held within a business model with an objective to hold assets in order to collect contractual cash flows; and

-	the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest.

Financial assets measured at fair value

Financial assets other than those classified as financial assets measured at amortized cost are subsequently measured at fair value with all changes recognized in profit or loss.

However, for investments in equity instruments that are not held for trading, the Group may elect at initial recognition to present gains and losses through other comprehensive income. For instruments measured at fair value through other comprehensive income gains and losses are never reclassified to profit and loss and no impairments are recognized in profit and loss. Dividends earned from such investments are recognized in profit and loss unless the dividends clearly represent a repayment of part of the cost of investment.

Other investments

The fair value of financial assets at fair value through profit or loss and other comprehensive income and available-for-sale financial assets is determined by reference to the market price, unless other objective reliable evidence suggests a different value. Other investments where no active market exists are held at historical cost.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, and other short term highly liquid investments with maturities of three months or less. Bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are included as a component of cash and cash equivalents.

Accounts Receivable

The fair value of accounts receivable is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date.

(ii) Non-derivative Financial Liabilities

Interest-bearing Borrowings

Interest-bearing borrowings are classified as other financial liabilities and are initially recognized at fair value net of any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest rate method.

(iii) Derivative Financial Instruments

The Group uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks arising from operational, financing and investment activities. In accordance with its Treasury policy, the Group does not hold or issue derivative instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments.

Derivative financial instruments are recognized initially at fair value and transaction costs are expensed immediately. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on re-measurement to fair value is recognized immediately in profit or loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedging relationship (see below).

Cash Flow Hedges

Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized directly in equity to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in profit or loss.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in equity remains there until the forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognized in equity is transferred to the carrying amount of the asset when it is recognized. In other cases the amount recognized in equity is transferred to profit or loss in the same period that the hedged item affects profit or loss.

Description of accounting policy for impairment of assets [Policy Text Block]
(h) Impairment

The carrying value of the Group’s assets is reviewed at each reporting date to determine whether there is any objective evidence of impairment. An impairment loss is recognized whenever the carrying amount exceeds its recoverable amount. Impairment losses directly reduce the carrying value of assets and are recognized in profit or loss unless the asset is carried at a revalued amount in accordance with another standard.

Impairment of Equity Instruments

The Group assesses at each reporting date whether there is objective evidence that a financial asset or group of assets is impaired. In the case of equity instruments that are not held for trading, the Group may elect to present gains and losses through other comprehensive income. If no election is made fair value gains and losses are recognized in profit or loss.

Impairment of Accounts Receivable and finance receivable

Accounts Receivable is considered past due when they have been operated outside of the normal key trade terms. When forming a view management considers the counterparty’s ability to pay, the level of security and the risk of loss.

Accounts receivable includes accrued interest. Specific provisions are maintained to cover identified doubtful debts.

Non-financial Assets

The carrying amounts of the Group’s non-financial assets, other than biological assets, inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists then the recoverable amount of the asset is estimated. For goodwill and intangible assets that have indefinite lives, the recoverable amount is estimated at each reporting date.

An impairment loss is recognized if the carrying amount of an asset or the cash-generating unit to which it relates, exceeds the recoverable amount. A cash-generating unit is the smallest identifiable asset group that generates cash flows that are largely independent from other assets and groups. Impairment losses are recognized in profit or loss.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or unit.

In determining the fair value using value in use, regard is given to external market evidence.

Description of accounting policy for fair value measurement [Policy Text Block]
(i) Determination of Fair Values

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. Where applicable, further information about the assumptions made is disclosed in the notes specific to that asset or liability.

Derivatives

The fair value of forward exchange contracts is based on broker quotes, if available. If broker quotes are not available, then fair value is estimated by discounting the difference between the contractual forward price and the current forward price at the reporting date for the residual maturity of the contract using a risk-free interest rate based on government bonds.

The fair value of interest rate swaps is based on broker quotes. These quotes are tested for reasonableness by discounting estimated future cash flows based on the terms and maturity of each contract using market interest rates for a similar instrument at the reporting date.

Non-derivative Financial Instruments

Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date. For finance leases, the market rate of interest is determined by reference to similar lease agreements.

Description of accounting policy for biological assets [Policy Text Block]
(j) Biological Assets

Biological assets are measured at fair value less costs to sell, with any change therein recognized in profit or loss. Costs of selling include all costs that would be necessary to sell the assets including transportation costs. The fair value of biological assets intended for domestic processing is determined by applying the market price of stock weight offered by meat processors to the stock weight at the reporting date. Stock counts of livestock quantities are performed by the Group at each reporting date.

Description of accounting policy for measuring inventories [Policy Text Block]
(k) Inventories

Finished Goods

Raw materials and finished goods are stated at the lower of cost or net realizable value. Cost is determined on a first in, first out basis, and, in the case of manufactured goods, includes direct materials, labor and production overheads.

Wholesale Seeds

Wholesale seeds inventory is stated at the lower of cost or net realizable value and comprises costs of purchase and other direct costs incurred to bring the inventory to its present location and condition.

Description of accounting policy for assets held for sale [Policy Text Block]
(l) Assets held for sale

Assets are classified as assets held for sale when their carrying amount is to be recovered principally through a sale transaction and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Description of accounting policy for intangible assets and goodwill [Policy Text Block]
(m) Intangible Assets

Computer Software

Computer software is a finite life intangible asset and is recorded at cost less accumulated amortization and impairment. Amortization is charged on a straight line basis over an estimated useful life between 3 and 10 years. The estimated useful life and amortization method is reviewed at the end of each annual reporting period.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the acquiree.

Goodwill is measured at cost less accumulated impairment losses. Impairment loss with respect to goodwill is not reversed. With respect to equity accounted investees, the carrying amount of goodwill is included in the carrying amount of the investment.

Research and Development

The principal research and development activities are in the development of systems, processes and new seed cultivars.

Research expenditure on the development of new systems and processes is recognized in profit or loss as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in profit or loss when incurred.

Capitalized development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.

Research and development expenditures on the development of new seed cultivars is recognized in profit or loss as incurred. Development costs of seed cultivars are substantially indistinguishable from the cultivar research costs.

Land Use Rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization and impairment losses. Amortization is provided on a straight-line basis over the term of the agreements of 19 years.

Acquired Technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 5 to 15 years.

Rights

Manufacturing and production rights are finite life intangibles and are recorded at cost less accumulated amortization and impairment. Amortization is charged on a straight line basis over an estimated useful life between 3 and 5 years. The estimated useful life and amortization method is reviewed at the end of each annual reporting period.

Determination of fair value

The fair value of intangible assets acquired in a business combination is based on the discounted cash flows expected to be derived from the use and eventual sale of the assets.

Description of accounting policy for property, plant and equipment [Policy Text Block]
(n) Property, Plant and Equipment

Items of property, plant and equipment are stated at cost less accumulated depreciation and impairment.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor, any other costs directly attributable to bringing the asset to a working condition for its intended use, and the cost of dismantling and removing the items and restoring the site on which they are located. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Subsequent Costs

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of day-to-day servicing of property, plant and equipment is recognized in profit or loss as incurred.

Borrowing Costs

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset. All other borrowing costs are expensed as they are incurred.

Depreciation

Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each item of property, buildings, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives. Land is not depreciated. The estimated useful lives for the current and comparative periods are between 3 and 40 years for plant and equipment and 50 years for buildings. Depreciation methods, useful lives and residual values are reassessed at each reporting date.

Determination of fair value

The fair value of property, plant and equipment recognized as a result of a business combination is based on market values. The market value of property is the estimated amount for which the property could be exchanged on the date of valuation between a willing buyer and a willing seller in an arm’s length transaction after proper marketing wherein the parties had each acted knowledgeably, prudently and without compulsion. The market value of items of plant, equipment, fixtures and fittings is based on the quoted market prices for similar items.

Description of accounting policy for leases [Policy Text Block]
(o) Leasing Commitments

Leases in terms of which the Group assumes substantially all of the risks and rewards of ownership are classed as finance leases. Upon initial recognition the leased asset is measured at an amount equal to the lower of its fair value or the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Other leases are operating leases and are not recognized on the statement of financial position. Amounts payable under operating lease arrangements are recognized in profit or loss.

Description of accounting policy for employee benefits [Policy Text Block]
(p) Employee Benefits

Defined Benefit Pension Plan

The Group’s net obligation with respect to defined benefit pension plans is calculated by estimating the future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and any unrecognized past service costs and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Group’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Group, the recognized asset is limited to the lower of the net assets of the plan or the current value of the contributions holiday that is expected to be generated. Actuarial gains and losses are recognized directly in other comprehensive income and the defined benefit plan reserve in equity.

Provisions made with respect to employee benefits which are not expected to be settled within twelve months are measured as the present value of the estimated future cash outflows to be made by the Group with respect to services provided by employees up to reporting date.

Short-term Employee Benefits

Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A provision is recognized for the amount of outstanding short term benefits at each reporting date.

Share-based Payments

The Company operates an equity-settled, share-based compensation plan, under which Agria receives services from employees as consideration for equity instruments (options and restricted shares) of the Company. The fair value of the employee services received in exchange for the grant of the options or restricted shares is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the options or restricted shares granted, excluding the impact of any service and non-market performance vesting conditions. Non-market performance and service conditions are included in assumptions about the number of options or restricted shares that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each reporting period, the Group revises its estimates of the number of options and restricted shares that are expected to vest based on the non-market performance and service conditions. It recognizes the impact of the revision of original estimates, if any, in profit or loss with a corresponding adjustment to equity.

When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Description of accounting policy for provisions [Policy Text Block]
(q) Provisions

A provision is recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation. If management concludes that there is a past obligating even with respect to the underlying claim, then any incremental legal costs expected to be incurred in settling the claim is included in measuring the provision.

Description of accounting policy for issued capital [Policy Text Block]
(r) Share Capital

Ordinary Share Capital

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.

Repurchase of Share Capital

When share capital recognized is repurchased, the amount of the consideration paid, including directly attributable costs, is recognized as a deduction from equity as treasury stock.